ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Summary of accounts receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Receivables for loan facilitation and post-origination service from borrowers		¥ 170,898
Receivables for loan referral service from institutional funding partners	¥ 109,910	28,945
Less: allowance for credit losses		(60,679)	¥ (28,014)
Total accounts receivable	¥ 109,910	¥ 139,164